UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	April 15, 2011

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  159

Form 13F Information Table Value Total: $4,177,195

List of Other Included Managers:  None



                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Hldg	PFD PRP INC EQ	G05384113	 18,264 	 332,320 	Sole		332,320
Bank of America	        *W EXP 01/16/201 060505146	 742 		 103,900 	Sole		103,900
Bank of America	        CNV PFD L	060505682	 3,125 		 3,265 		Sole		3,265
Durect Corporation	COM	        266605104	 6,199 		 1,796,761 	Sole		1,796,761
Emmis Comm Corp	        PFD CV SER A	291525202	 3,046 		 208,245 	Sole		208,245
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 87,495 	 592,686 	Sole		592,686
Ford Trust	        PFD TR CV6.5%	345395206	 52,979 	 1,020,489 	Sole		1,020,489
MGIC Investment Corp	COM	        552848103	 1,137 		 111,600 	Sole		111,600
Raytheon Company	*W EXP 06/16/201 755111119	 458 		 52,500 	Sole		52,500
Stanley Black & Decker	UNIT 99/99/9999	 854502309	 83,289 	 765,877 	Sole		765,877
Wells Fargo & Company	*W EXP 10/28/201 949746119	 1,108 		 100,000 	Sole		100,000
Wells Fargo & Company	PERP PFD CNV A	 949746804	 18,605 	 18,600 	Sole		18,600
Zions Bancorporation	*W EXP 05/22/202 989701115	 736 		 100,000 	Sole		100,000
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 3,246 		 224,639 	Sole		224,639
iPath S&P 500	        IPTH S&P VIX  	 06740C261	 1,081 		 28,750 	Sole		28,750
FiberTower Corp	        COM NEW	        31567R209	 10,181 	 2,282,758 	Sole		2,282,758
Fly Leasing	        SPONSORED ADR	34407D109	 302 		 22,097 	Sole		22,097
General Motors Corp 	JR PFD CNV SRB	37045V209	 9,101 		 168,200 	Sole		168,200
Radio One, Inc	        CL D NON VTG	75040P405	 1,120 		 1,000,000 	Sole		1,000,000
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 1,302 		 950,000 	Sole
AMR Corporation	        NOTE 6.250%10/1	001765BC9	 21,254 	 18,695,000 	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 889 		 882,000 	Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	008252AL2	 30,208 	 27,255,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 4,233 		 1,700,000 	Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 52,007 	 34,300,000 	Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 80,106 	 70,890,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 93,954 	 86,970,000 	Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 950 		 931,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 138,154 	 155,667,000 	Sole
American Med Syst Hldg	NOTE 4.000% 9/1	02744MAB4	 1,369 		 1,122,000 	Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 1,370 		 1,570,000 	Sole
Annaly Mortgage Mngmt 	NOTE 4.000% 2/1	035710AA0	 2,900 		 2,500,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 116,426 	 80,190,000 	Sole
Beazer Homes USA, Inc	UNIT 99/99/9999	07556Q501	 1,202 		 50,700 	Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 172 		 150,000 	Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 128,632 	 120,498,000 	Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 1,945 		 1,000,000 	Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 2,794 		 1,250,000 	Sole
Cameron International 	NOTE 2.500% 6/1	13342BAB1	 101,947 	 70,187,000 	Sole
CapitalSource Inc	SDCV 4.000% 7/1	14055XAE2	 5,839 		 5,850,000 	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 34,964 	 34,173,000 	Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 5,199 		 5,590,000 	Sole
Cephalon Inc	        NOTE 2.000% 6/0	156708AP4	 2,813 		 2,000,000 	Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 59,162 	 52,125,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,239 		 2,232,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 28,747 	 28,462,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 27,314 	 30,820,000 	Sole
China Medical Techn Inc	NOTE 4.000% 8/1	169483AC8	 17,673 	 20,700,000 	Sole
China Medical Techn Inc	NOTE 6.250%12/1	169483AE4	 10,225 	 10,000,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 82,069 	 59,820,000 	Sole
Delta Petroleum Corp	NOTE 3.750% 5/0	247907AD0	 9,174 		 10,667,000 	Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 156 		 158,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 107,793 	 88,171,000 	Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 3,900 		 3,800,000 	Sole
EMC Corp	        NOTE 1.750%12/0	268648AK8	 107,700 	 74,430,000 	Sole
EMC Corp	        NOTE 1.750%12/0	268648AM4	 70,331 	 46,685,000 	Sole
Equity Residential Prop	NOTE 3.850% 8/1	26884AAV5	 2,075 		 2,000,000 	Sole
EarthLink, Inc	        FRNT 3.250%11/1	270321AA0	 1,685 		 1,500,000 	Sole
Eastman Kodak	        NOTE 7.000% 4/0	277461BJ7	 16,961 	 16,250,000 	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 27,256 	 27,883,000 	Sole
Endo Pharma Holdings	NOTE 1.750% 4/1	29264FAB2	 2,658 		 2,000,000 	Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 13,875 	 18,500,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 56,532 	 40,543,000 	Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 403 		 410,000 	Sole
Exide Technologies	FRNT 9/1	302051AL1	 1,735 		 2,000,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 79,896 	 64,045,000 	Sole
Finisar Corporation	NOTE 5.000%10/1	31787AAK7	 5,829 		 2,000,000 	Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	338032AX3	 104,073 	 74,839,000 	Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 12,960 	 12,700,000 	Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 141,920 	 128,087,000 	Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 15,873 	 18,350,000 	Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 8,228 		 10,898,000 	Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 101,907 	 82,767,000 	Sole
Wilson Greatbatch Techn	SDCV 2.250% 6/1	39153LAB2	 1,930 		 2,000,000 	Sole
Greenbrier Companies	NOTE 2.375% 5/1	393657AD3	 5,348 		 5,708,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 17,746 	 20,575,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 4,293 		 2,250,000 	Sole
Horizon Lines Inc	NOTE 4.250% 8/1	44044KAB7	 22,524 	 24,350,000 	Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 13,680 	 19,000,000 	Sole
iStar Financial	        FRNT 10/0	45031UBF7	 11,792 	 13,400,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 4,551 		 1,570,000 	Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 341 		 340,000 	Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 155,454 	 133,937,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 43,108 	 36,610,000 	Sole
Invacare Corp	        SDCV 4.125% 2/0	461203AD3	 2,777 		 2,048,000 	Sole
Life Technologies	NOTE 1.500% 2/1	46185RAK6	 51,169 	 42,245,000 	Sole
Life Technologies	NOTE 3.250% 6/1	46185RAM2	 2,990 		 2,502,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 28,234 	 23,676,000 	Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 31,588 	 30,030,000 	Sole
KEMET Corp	        NOTE 2.250%11/1	488360AB4	 9,111 		 9,261,000 	Sole
L-3 Comm Holdings	DEBT 3.000% 8/0	502413AW7	 934 		 931,000 	Sole
Level 3 Communications	NOTE 3.500% 6/1	52729NBK5	 11,340 	 11,843,000 	Sole
Level 3 Communications	NOTE 15.000% 1/1 52729NBM1	 7,823 		 7,000,000 	Sole
Level 3 Communications	NOTE 7.000% 3/1	52729NBP4	 40,751 	 42,950,000 	Sole
Level 3 Communications	NOTE 6.500%10/0	52729NBR0	 10,145 	 9,350,000 	Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 739 		 1,355,000 	Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 113,427 	 163,351,000 	Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 92,102 	 81,462,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,245 		 2,229,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 2,193 		 2,450,000 	Sole
MGIC Investment Corp	NOTE 5.000% 5/0	552848AD5	 3,862 		 3,340,000 	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 361 		 304,000 	Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 17,046 	 16,024,000 	Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 7,386 		 7,330,000 	Sole
Micron Technology, Inc	NOTE 1.875% 6/0	595112AH6	 6,591 		 6,980,000 	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 97,757 	 84,002,000 	Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 11,049 	 13,154,000 	Sole
Mylan, Inc	        NOTE 3.750% 9/1	628530AJ6	 3,465 		 2,000,000 	Sole
Nash Finch Company	NOTE 1.631% 3/1	631158AD4	 2,658 		 5,250,000 	Sole
PNC Financial Serv Grp	NOTE 4.000% 2/0	635405AW3	 251 		 250,000 	Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,292 		 2,000,000 	Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 8,295 		 6,210,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 2,433 		 1,364,000 	Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 134,220 	 92,886,000 	Sole
Newmont Mining Corp 	NOTE 1.625% 7/1	651639AJ5	 233 		 160,000 	Sole
Newpark Resources, Inc.	NOTE 4.000%10/0	651718AC2	 10,890 	 12,000,000 	Sole
Northgate Minerals	NOTE 3.500%10/0	666416AB8	 23,673 	 22,390,000 	Sole
Ocwen Financial	        NOTE 3.250% 8/0	675746AD3	 1,418 		 1,500,000 	Sole
Old Republic Inter      NOTE 8.000% 5/1	680223AF1	 32,252 	 25,333,000 	Sole
Omnicom Group	        NOTE 7/0	682134AA9	 108,169 	 101,448,000 	Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	683399AB5	 812 		 680,000 	Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 9,470 		 8,390,000 	Sole
PMI Group, Inc	        NOTE 4.500% 4/1	69344MAK7	 1,971 		 2,360,000 	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 5,510 		 5,580,000 	Sole
Playboy Enterprises	NOTE 3.000% 3/1	728117AB8	 10,025 	 10,375,000 	Sole
Powerwave Technologies	NOTE 3.875%10/0	739363AF6	 15,104 	 16,995,000 	Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 3,025 		 3,040,000 	Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 124 		 125,000 	Sole
ProLogis	        NOTE 3.250% 3/1	743410AY8	 29,266 	 26,500,000 	Sole
Providence Service Corp	NOTE 6.500% 5/1	743815AB8	 12,900 	 12,900,000 	Sole
Radian Group	        NOTE 3.000%11/1	750236AK7	 4,601 		 4,710,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 40,741 	 36,621,000 	Sole
Rentech, Inc	        NOTE 4.000% 4/1	760112AA0	 5,587 		 6,140,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 20,791 	 22,177,000 	Sole
SBA Communications Corp	NOTE 4.000%10/0	78388JAM8	 2,986 		 2,000,000 	Sole
Safeguard Scientifics	DBCV 10.125% 3/1 786449AH1	 11,032 	 8,202,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 5,635 		 5,750,000 	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 3,719 		 3,710,000 	Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 2,927 		 2,000,000 	Sole
Stanley Black & Decker 	FRNT 5/1	854616AM1	 51,859 	 45,095,000 	Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 15,694 	 12,303,000 	Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 81,597 	 79,220,000 	Sole
Stewart Enterprises	NOTE 3.375% 7/1	860370AK1	 5,432 		 5,733,000 	Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 69,928 	 61,475,000 	Sole
Take-Two Intractive Sof	NOTE 4.375% 6/0	874054AA7	 2,679 		 2,000,000 	Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 19,811 	 18,800,000 	Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 18,948 	 16,075,000 	Sole
Teva Pharm	        NOTE 1.750% 2/0	88165FAA0	 126,809 	 116,200,000 	Sole
3M Co	                NOTE 11/2	88579YAB7	 134,307 	 144,416,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,291 		 2,080,000 	Sole
Transocean Inc	        NOTE 1.500%12/1	893830AV1	 1,128 		 1,145,000 	Sole
Transocean Inc	        NOTE 1.500%12/1	893830AW9	 3,507 		 3,625,000 	Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 30,040 	 24,510,000 	Sole
USEC Inc	        NOTE 3.000%10/0	90333EAC2	 5,834 		 6,500,000 	Sole
United Rentals Inc	NOTE 4.000%11/1	911363AL3	 4,395 		 2,000,000 	Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 2,438 		 1,250,000 	Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 9,067 		 5,460,000 	Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	98310WAC2	 2,951 		 1,220,000 	Sole
Xilinx, Inc	        SDCV 3.125% 3/1	983919AD3	 4,700 		 4,500,000 	Sole
			 4,177,195